Segmented information (Details) - Schedule of long-term assets by geographic segment - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of long-term assets by geographic segment [Abstract]
Intangible assets	$ 528,282	$ 491,996
Property, plant and equipment	2,334,421	1,603,679
Mineral properties	145,219,086	136,079,578
Right-of-use assets	185,614	244,564
Balance	148,267,403	138,419,817
South Dakota [Member]
Schedule of long-term assets by geographic segment [Abstract]
Intangible assets
Property, plant and equipment	60,630	62,946
Mineral properties	86,220,848	85,667,919
Right-of-use assets
Balance	86,281,478	85,730,865
Texas [Member]
Schedule of long-term assets by geographic segment [Abstract]
Intangible assets	122,401	67,251
Property, plant and equipment	2,273,791	1,540,733
Mineral properties	9,144,069	1,455,206
Right-of-use assets	168,871	199,120
Balance	11,709,132	3,262,310
New Mexico [Member]
Schedule of long-term assets by geographic segment [Abstract]
Intangible assets	217,241	217,241
Property, plant and equipment
Mineral properties	4,905,348	4,395,822
Right-of-use assets
Balance	5,122,589	4,613,063
Wyoming [Member]
Schedule of long-term assets by geographic segment [Abstract]
Intangible assets
Property, plant and equipment
Mineral properties	41,754,462	41,235,727
Right-of-use assets
Balance	41,754,462	41,235,727
Other States [Member]
Schedule of long-term assets by geographic segment [Abstract]
Intangible assets	188,640	207,504
Property, plant and equipment
Mineral properties	3,194,359	3,324,904
Right-of-use assets
Balance	3,382,999	3,532,408
Canada [Member]
Schedule of long-term assets by geographic segment [Abstract]
Intangible assets
Property, plant and equipment
Mineral properties
Right-of-use assets	16,743	45,444
Balance	$ 16,743	$ 45,444